Commitments and contingencies (Details) (USD $) In Millions, unless otherwise specified						0 Months Ended
	Dec. 31, 2013 drilling_unit	Dec. 31, 2013 jack_up_rig	Dec. 31, 2013 submersible_rig	Dec. 31, 2013 Newbuildings	Dec. 31, 2013 SFL West Linus Ltd	Feb. 18, 2014 Subsequent Event US $475 Million Revolving Credit Facility Revolving Credit Facility
Contractual Obligation, Fiscal Year Maturity [Line Items]
Assets pledged under mortgages and overdraft facilities, book value			$ 2,377.8
Number of new building contracts for jack up rigs	2	2	2
Number of offshore drilling units under construction	2	1	1
2014				360
2015				454.4
2016				0
2017				0
2018				0
2019 and thereafter				0
Purchase Obligation					360
Proceeds from (Repayments of) Secured Debt						$ 475